Selected accounting policies - Additional information (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash flow projection period				5 years
Technology-based intangible asset, SAP ERP [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Finite-lived intangible asset, useful life	10 years		7 years
Amortisation decrease due to change in useful life		$ 5		$ 10
Amortisation decrease due to change in useful life, annual amount				$ 10
Bottom of range [member] | Other intangible assets (including software) [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Finite-lived intangible asset, useful life		3 years	3 years	3 years
Top of range [member] | Other intangible assets (including software) [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Finite-lived intangible asset, useful life		10 years	7 years	10 years